Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
5.	Income Taxes

The Company is subject to United States federal and state income taxes at an approximate rate of 31%. The reconciliation of the provision for income taxes at the United States federal and state statutory rate compared to the Company’s income tax expense as reported is as follows:

	December 31,	December 31,
	2020	2019

Income tax benefit computed at the statutory rate	$8,897	$12,850
Change in valuation allowance	(8,897)	(12,850)

Provision for income taxes	$–	$–

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 after applying enacted corporate income tax rates, are as follows:

	December 31,	December 31,
	2020	2019
Deferred income tax assets
Net operating losses	$206,987	$198,090
Valuation allowance	(206,987)	(198,090)

Net deferred income tax assets	$–	$–

The Company has net operating loss carryforwards of $667,700 which expire commencing in 2035.